Related Party Transactions (Details Narrative) - CAD ($)		6 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Investment amount		$ 130,343
Ownership percentage		10.87%
Due from related party		$ 132,324
Sentient [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned		36,980,982
Number of common shares beneficially owned, percentage		41.70%
Contemporary Amperex Technology Limited [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned		22,944,444
Number of common shares beneficially owned, percentage		25.87%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm		$ 62,822	$ 29,277
Memorandum of Understanding [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed	2,400,000	3,686,749
Share price	$ 0.01	$ 0.02
Investment amount	$ 24,000
Investment description	To June 30, 2020, the Company's investment has been classified as an advance as PNR has not yet issued the common shares certificate nor has it issued the final form of the Warrant to the Company. PNR intends to issue the Company within the next few weeks both the common share certificates and a non-transferable share purchase warrant (the "Warrant"), entitling the Company to purchase common shares of PNR up to 15% of the capital of PNR upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Memorandum of Understanding [Member] | Common Shares [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed		652,152
Share price		$ 0.05
Investment amount		$ 106,343